Schedule of Investments (unaudited)	iShares® MSCI South Korea ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Hanwha Aerospace Co. Ltd.	177,845	$17,393,440
Korea Aerospace Industries Ltd.(a)	509,671	18,314,460
		35,707,900
Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	132,832	17,826,192

Automobile Components — 2.2%
Hankook Tire & Technology Co. Ltd.	563,145	19,710,597
Hanon Systems	1,428,499	7,993,721
Hyundai Mobis Co. Ltd.	319,463	56,500,258
		84,204,576
Automobiles — 4.7%
Hyundai Motor Co.	673,173	95,849,196
Kia Corp.	1,305,128	86,710,254
		182,559,450
Banks — 6.8%
Hana Financial Group Inc.	1,594,344	51,300,463
Industrial Bank of Korea	1,827,565	16,725,455
KakaoBank Corp.	844,633	17,113,271
KB Financial Group Inc.	1,919,621	77,615,778
Shinhan Financial Group Co. Ltd.	2,268,660	64,715,642
Woori Financial Group Inc.	3,613,304	36,424,956
		263,895,565
Biotechnology — 1.9%
Celltrion Inc.	532,334	67,047,596
SK Bioscience Co. Ltd.(a)(b)	155,293	8,146,746
		75,194,342
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	59

Capital Markets — 1.4%
Korea Investment Holdings Co. Ltd.	287,344	13,287,740
Mirae Asset Securities Co. Ltd.	2,689,816	14,907,825
NH Investment & Securities Co. Ltd.	1,277,585	10,129,779
Samsung Securities Co. Ltd.	465,480	14,111,423
		52,436,767
Chemicals — 5.9%
Ecopro Co. Ltd.(a)	88,180	50,869,620
Hanwha Solutions Corp.(b)	668,199	17,226,302
Kum Yang Co. Ltd.(b)	165,891	16,410,174
Kumho Petrochemical Co. Ltd.	156,235	15,427,562
LG Chem Ltd.	240,010	92,851,442
Lotte Chemical Corp.	134,169	15,973,150
SK IE Technology Co. Ltd.(b)(c)	162,556	8,900,038
SKC Co. Ltd.(a)	109,102	8,156,723
		225,815,011
Construction & Engineering — 0.9%
Hyundai Engineering & Construction Co. Ltd.	532,389	14,757,911
Samsung Engineering Co. Ltd.(b)	989,690	19,296,602
		34,054,513
Diversified Telecommunication Services — 0.5%
KT Corp.	358,387	9,310,558
LG Uplus Corp.	1,442,986	11,720,992
		21,031,550
Electric Utilities — 0.6%
Korea Electric Power Corp.(b)	1,492,592	21,773,015

Electrical Equipment — 5.4%
Doosan Enerbility Co. Ltd.(a)(b)	2,163,106	26,419,198
Security	Shares	Value

Electrical Equipment (continued)
Ecopro BM Co. Ltd.(a)	232,364	$49,199,766
L&F Co. Ltd.(a)	129,152	17,568,578
LG Energy Solution(a)(b)	214,094	75,040,161
POSCO Future M Co. Ltd.(a)	162,939	40,779,248
		209,006,951
Electronic Equipment, Instruments & Components — 4.3%
LG Display Co. Ltd.(b)	1,514,501	14,656,928
LG Innotek Co. Ltd.	94,396	17,369,911
Samsung Electro-Mechanics Co. Ltd.	322,124	36,299,252
Samsung SDI Co. Ltd.	264,837	96,434,077
		164,760,168
Entertainment — 2.3%
HYBE Co. Ltd.(b)	105,288	17,514,606
JYP Entertainment Corp.	152,742	11,341,612
Krafton Inc.(b)	141,226	23,213,643
NCSoft Corp.	98,486	19,941,957
Netmarble Corp.(b)(c)	186,672	8,539,951
Pearl Abyss Corp.(b)	261,845	7,616,285
		88,168,054
Financial Services — 0.9%
Kakao Pay Corp.(b)	175,698	6,252,230
Meritz Financial Group Inc.	668,856	28,679,016
		34,931,246
Food Products — 0.8%
CJ CheilJedang Corp.	61,339	14,671,245
Orion Corp.	169,501	15,326,782
		29,998,027
Health Care Equipment & Supplies — 0.5%
HLB Inc.(a)(b)	780,182	19,238,101

Health Care Providers & Services — 0.8%
Celltrion Healthcare Co. Ltd.	508,774	29,323,977

Hotels, Restaurants & Leisure — 0.2%
Kangwon Land Inc.	795,269	9,533,226

Household Durables — 1.5%
Coway Co. Ltd.	329,971	12,704,862
LG Electronics Inc.	579,972	45,986,434
		58,691,296
Industrial Conglomerates — 3.5%
GS Holdings Corp.	374,129	11,928,737
LG Corp.	498,281	32,272,071
Samsung C&T Corp.	473,116	43,623,983
SK Inc.	214,927	27,191,664
SK Square Co. Ltd.(b)	484,878	19,079,293
		134,095,748
Insurance — 2.1%
DB Insurance Co. Ltd.	328,851	21,217,938
Samsung Fire & Marine Insurance Co. Ltd.	177,914	35,759,488
Samsung Life Insurance Co. Ltd.	431,735	23,339,819
		80,317,245
Interactive Media & Services — 4.1%
Kakao Corp.	1,470,448	57,369,202
NAVER Corp.	628,571	101,038,931
		158,408,133
IT Services — 1.0%
Posco DX Co. Ltd.	278,809	12,382,867
Samsung SDS Co. Ltd.	200,751	26,104,049
		38,486,916

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 1.3%
Samsung Biologics Co. Ltd.(b)(c)	92,929	$51,984,590

Machinery — 2.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	345,103	7,273,576
Doosan Bobcat Inc.	430,579	15,152,313
HD Hyundai Heavy Industries Co. Ltd.(b)	119,916	11,592,832
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	242,323	20,914,624
Hyundai Mipo Dockyard Co. Ltd.(a)(b)	137,883	8,650,705
Samsung Heavy Industries Co. Ltd.(b)	4,033,889	24,896,206
		88,480,256
Marine Transportation — 0.4%
HMM Co. Ltd.	1,272,506	15,242,103

Metals & Mining — 4.3%
Hyundai Steel Co.	591,641	16,085,257
Korea Zinc Co. Ltd.	59,945	22,739,409
POSCO Holdings Inc.	342,087	127,750,851
		166,575,517
Oil, Gas & Consumable Fuels — 1.7%
HD Hyundai Co. Ltd.	335,735	15,648,463
SK Innovation Co. Ltd.(b)	324,929	35,971,350
S-Oil Corp.	294,158	15,503,540
		67,123,353
Passenger Airlines — 0.5%
Korean Air Lines Co. Ltd.	1,176,110	20,375,880

Personal Care Products — 0.8%
Amorepacific Corp.(a)	189,675	18,948,418
LG H&H Co. Ltd.	51,505	13,305,810
		32,254,228
Pharmaceuticals — 1.3%
Celltrion Pharm Inc.(a)(b)	107,843	6,675,493
Hanmi Pharm Co. Ltd.	54,760	13,002,585
SK Biopharmaceuticals Co. Ltd.(a)(b)	167,246	11,124,847
Yuhan Corp.	375,745	17,834,473
		48,637,398
Semiconductors & Semiconductor Equipment — 7.1%
Hanmi Semiconductor Co. Ltd.	234,210	11,493,603
SK Hynix Inc.	2,547,212	264,302,468
		275,796,071
Specialty Retail — 0.3%
Hotel Shilla Co. Ltd.(a)	215,460	10,939,698

Technology Hardware, Storage & Peripherals — 22.5%
CosmoAM&T Co. Ltd.(b)	122,848	15,635,518
Samsung Electronics Co. Ltd.	15,092,997	851,059,528
		866,695,046
Textiles, Apparel & Luxury Goods — 0.2%
F&F Co. Ltd./New	95,939	6,363,819

Tobacco — 1.0%
KT&G Corp.	580,127	39,546,062
Security	Shares	Value

Trading Companies & Distributors — 0.3%
Posco International Corp.	275,950	$12,192,731

Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	289,126	11,698,157

Total Common Stocks — 98.0%
(Cost: $1,965,689,056)		3,783,362,937

Preferred Stocks

Automobiles — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	187,971	15,726,695
Series 2, Preference Shares, NVS	247,688	21,023,337
		36,750,032
Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	64,197	15,336,994

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	89,110	3,997,600

Total Preferred Stocks — 1.4%
(Cost: $27,121,083)		56,084,626
Total Long-Term Investments — 99.4%
(Cost: $1,992,810,139)		3,839,447,563

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	213,273,771	213,380,408
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	2,460,000	2,460,000

Total Short-Term Securities — 5.6%
(Cost: $215,794,082)		215,840,408

Total Investments — 105.0%
(Cost: $2,208,604,221)		4,055,287,971

Liabilities in Excess of Other Assets — (5.0)%		(194,740,447)

Net Assets — 100.0%		$3,860,547,524

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$208,037,093	$5,306,295	(a)	$—		$(1,477)	$38,497	$213,380,408	213,273,771	$1,350,162	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,110,000	—		(650,000	)(a)	—	—	2,460,000	2,460,000	20,094		—
						$(1,477)	$38,497	$215,840,408		$1,370,256		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	309	12/14/23	$20,257	$211,864

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,783,362,937	$—	$3,783,362,937
Preferred Stocks	—	56,084,626	—	56,084,626
Short-Term Securities
Money Market Funds	215,840,408	—	—	215,840,408
	$215,840,408	$3,839,447,563	$—	$4,055,287,971

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$211,864	$—	$211,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

4